Liquidity (Details)			6 Months Ended
	Jan. 21, 2024 USD ($)	Nov. 21, 2023 USD ($)	Jun. 30, 2024 USD ($)
Liquidity (Details) [Line Items]
Number of investors		2
Rate of interest per annum		5.00%
Repayments of first interest payment (in Dollars)			$ 16,000,000
Convertible Promissory Notes [Member]
Liquidity (Details) [Line Items]
Principal amount (in Dollars)	$ 16,000,000	$ 16,000,000
Adjustment in rate of interest		18.00%
Repayments of first interest payment (in Dollars)	$ 1,500,000	$ 1,500,000	$ 16,000,000